Financial Instruments - Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis (Detail) - Fair value measurements at reporting date using [member] - INR (₨)
₨ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	₨ 3,149	₨ 1,139
Fair value of financial liabilities	(130)	(1,276)
Level 2 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	3,149	1,139
Fair value of financial liabilities	(130)	(1,276)
Derivative Assets - Others [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,955	134
Fair value of financial liabilities	(1,180)	(941)
Derivative Assets - Others [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,955	134
Fair value of financial liabilities	(1,180)	(941)
Investment in liquid and short-term mutual funds [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	13,960	46,438
Investment in liquid and short-term mutual funds [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	13,960	46,438
Investments in equity instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	6,916	5,685
Investments in equity instruments [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	248
Investments in equity instruments [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	6,668	5,685
Commercial paper, certificate of deposits and bonds [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	185,048	176,234
Commercial paper, certificate of deposits and bonds [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	6,865	1,951
Commercial paper, certificate of deposits and bonds [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	₨ 178,183	₨ 174,283